ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2018
Trade and other current payables [abstract]
Schedule of accounts payable and accrued liabilities
Accounts payable and accrued liabilities include the following components:

	As of	As of
	December 31, 2018	December 31, 2017
Trade and other payables	$42,947	$44,048
Accrued liabilities	25,522	40,165
Payroll related liabilities	10,015	10,410
Total	$78,484	$94,623